COMMITMENTS AND CONTINGENT LIABILITIES (Purchase obligation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 10,388
2014 and thereafter
Total	$ 10,388